DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years
Capital Lease Asset [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years	4 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years